Taxation - Schedule of Reconciliation of the Company's Total Income Tax Expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Schedule of Reconciliation of the Company's Total Income Tax Expense [Abstract]
Profit/(loss) before income tax provision	$ (152,717)	$ (4,657)	$ (62,010)	$ 21,452
Income tax computed at statutory tax rate	(30,544)		(12,402)	2,613
Non-taxable income and non-deductible expenses	36		28	1,353
Temporary differences that unrecognized deferred tax assets			4,121
Tax loss that unrecognized deferred tax assets			9,272	2,463
Change in valuation allowance	22,905
Effect of income tax rate differences in jurisdictions other than Taiwan	6,832
Income tax expenses/ (benefits)	$ (771)	$ (24)	$ 1,019	$ 6,429